Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Statement of compliance
Statement of compliance
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual IFRSs, International Accounting Standards and related nterpretations issued by the IASB.
The significant accounting policies that have been used in the preparation of these consolidated financial statements are disclosed below. These policies have been consistently applied to all the years presented unless otherwise stated. The adoption of new or amended IFRSs and the impacts on the Company’s financial statements, if any, are disclosed in Note 3.

Basis of preparation
Basis of preparation
The Group’s consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for goods.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are accounted for in accordance with IFRS 16 (since January 1, 2019) or IAS 17 (before application of IFRS 16), and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.
The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Judgments made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 4.

Basis of consolidation
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.
When assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.
Profit or loss and each item of other comprehensive income are attributed to the owners of the Company and to the non-controlling
interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.
All intra-group assets and liabilities, equity, income and expenses and cash flow relating to transactions between members of the Group are eliminated in full on consolidation.

Revenue from contracts with customers (upon application of IFRS 15)
Revenue from contracts with customers (upon application of IFRS 15)
The Group’s revenues are principally from sales of commercial vehicle wheels to customers in the PRC and international markets. Revenue arising from sales made to PRC customers consists of sales to original equipment manufacturers (“OEMs”) and tier-one
distributors who then resell the Group’s products to retail
end-users
in the aftermarket through
tier-two
distributors. The Group sells only to
tier-one
distributors and it does not sell directly to the
tier-two
distributors or
end-users
in the aftermarket.
The Group offers discounts or rebates based on the contractual percentages of sales to OEMs in settlement of warranty obligations and the OEMs have no other right of return.
The Group’s sales to
tier-one
distributors and international sales to international distributors and vehicle manufacturers do not have rights of returns or warranty obligations.
Under IFRS 15, the Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.
A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

•	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;

•	the Group’s performance creates or enhances an asset that the customer controls as the Group performs; or

•	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service.
Sale of goods
The Group manufactures and sells a range of commercial vehicle wheels in the market. Depending on the contractual arrangement with customers, sales are recognized when control of the products has transferred, being when the risk and rewards have been transferred, the customer has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products.
The Group derives revenue from the transfer of goods and are mainly at a point in time.
Presentation of contract assets and liabilities
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.
A contract asset and a contract liability relating to a contract are accounted for on a net basis.
Variable consideration
For contracts that contain variable consideration (i.e. sales rebate), the Group estimates the amount of consideration to which it will be entitled using either (a) the expected value method or (b) the most likely amount, depending on which method better predicts the amount of consideration to which the Group will be entitled.
The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.
At the end of each reporting period, the Group updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.
Sale with a right of return/exchange
For a sale of products with a right of return/exchange for dissimilar products, the Group recognizes all of the following:

(a)
revenue for the transferred products in the amount of consideration to which the Group expects to be entitled (therefore, revenue would not be recognized for the products expected to be returned/exchanged);

(b)	a refund liability/contract liability; and

(c)	an asset (and corresponding adjustment to cost of sales) for its right to recover products from customers.

Revenue recognition
Revenue recognition (prior to January 1, 2018)
Revenue is measured at the fair value of the consideration received or receivable. Revenue excludes value added tax or other sales taxes and is after deduction of any trade discounts, estimated customer returns, rebates and other similar allowances. Provided it is probable that the economic benefits will flow to the Group and the revenue and costs, if applicable, can be measured reliably, revenue is recognized in profit or loss as follows:

(i)	Sale of goods
Revenue for the sale of goods is recognized when the goods are delivered and titles have passed, at which time when the Company has transferred to the buyer the significant risks and rewards of ownership of the goods and retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the good sold.

(ii)	Interest income
Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

Cost of sales	Cost of sales Cost of sales primarily consists of cost of raw materials, direct labor, and manufacturing overhead which includes depreciation expenses of plant and machinery.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress as described below are stated in the consolidated statements of financial position at cost less subsequent accumulated depreciation and accumulated impairment losses, if any.
Properties, plant and equipment in the course of construction for production, supply or administrative purposes and equipment pending for installation are carried at cost, less any recognized impairment loss. Costs include professional fees and, for qualifying assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.
Depreciation is recognized so as to write off the cost of items of property, plant and equipment other than construction in progress, over their estimated useful lives and after taking into account their estimated residual value, using the straight line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Historical cost includes expenditure that is directly attributable to the acquisition of the items. Cost may also include transfers from equity of any gains/losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the net proceeds on disposal and the carrying amount of the asset and is recognized in profit or loss on the date of retirement or disposal.

Leased assets
Leased assets
At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.
For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as lessee (upon application of IFRS 16 in accordance with transitions in note 3)
Allocation of consideration to components of a contract
For a contract that contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
Non-lease
components are separated from lease component on the basis of their relative stand-alone prices.
As a practical expedient, leases with similar characteristics are accounted on a portfolio basis when the Group reasonably expects that the effects on the consolidated financial statements would not differ materially from individual leases within the portfolio.
At the lease commencement date, the Group recognises a
right-of-use
asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. When the Group enters into a lease in respect of a
low-value
asset, the Group decides whether to capitalise the lease on a lease-by-lease
basis. The lease payments associated with those leases which are not capitalised are recognised as an expense on a systematic basis over the lease term.
Right-of-use
assets
The cost of
right-of-use
asset includes:

•	the amount of the initial measurement of the lease liability;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the Group; and

•
an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents
right-of-use
assets as a separate line item on the consolidated statement of financial position.
Lease liabilities
At the commencement date of a lease, the Group recognises and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease payments include:

•	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable by the Group under residual value guarantees;

•	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and

•	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.
Variable lease payments that reflect changes in market rental rates are initially measured using the market rental rates as at the commencement date. Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use
assets, and are recognised as expense in the period in which the event or condition that triggers the payment occurs.
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use
assets) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

•
the lease payments change due to changes in market rental rates following a market rent review in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.
Lease modifications

The Group accounts for a lease modification as a separate lease if:

•	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

•
the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
When the modified contract contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.

The Group as a lessee (prior to January 1, 2019)
The Group as a lessee (prior to January 1, 2019)
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.
Where the Group has the use of assets under operating leases, payments made under the leases are charged to profit or loss in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rentals are charged as expenses in the accounting period in which they are incurred.

Foreign currencies
Foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchanges prevailing on the date of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.
The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

Related parties
Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Government grants
Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to them and that the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets are included in
non-current
liabilities as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets. Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable.

Employee benefits
Employee benefits
Short term employee benefits and contributions to defined contribution retirement plans
Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary
benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.
Payments to defined contribution scheme are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit schemes are dealt with as payments to defined contribution scheme where the Group’s obligations under the schemes are equivalent to those arising in a defined contribution retirement benefit plan.

Termination benefits
Termination benefits are recognized at the earlier of when the Group can no longer withdraw the offer of those benefits and when it recognizes restructuring costs involving the payment of termination benefits.
Share-based payment transactions
Equity-settled share-based payment transactions
Share options/awarded shares granted to employees
The fair value of services received determined by reference to the fair value of the share options and awarded shares granted at the date of grant is expensed as staff costs on a straight-line basis over the vesting period, with a corresponding increase in share incentive plan reserve (see Note 26).
At the end of the reporting period, the Group revises its estimates of the number of share options and awarded shares that are expected to ultimately vest. The impact of the revision of the original estimates during the vesting period, if any, is recognized in profit or loss for the year such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate. On the vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares.
When share options are exercised/restricted shares are issued, the amount previously recognized in share incentive plan reserve will be transferred to additional paid in capital. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share incentive plan reserve will be transferred to retained profits.

Taxation
Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.
Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax loses and unused tax credits.
Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilized, are recognized. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided that those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilized.

The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.
The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period. Deferred tax assets and liabilities are not discounted.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to beutilized.Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.
Additional income taxes that arise from the distribution of dividends are recognized when the liability to pay the related dividends is recognized.
Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, when there is a legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

•	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

•	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity; or

•
different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realize and settle simultaneously.

Intangible assets
Intangible assets
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses (see the accounting policy in respect of impairment losses on tangible and intangible assets below).

Research and development expenditure
Research and development expenditure
Expenditure on research activities is recognized as an expense in the period in which it is incurred.
An internally-generated intangible asset arising from development activities (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	the intention to complete the intangible asset and use or sell it;

•	the ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.
Subsequent to initial recognition, internally-generated intangible asset is reported at cost less accumulated amortization and accumulated impairment losses (if any), on the same basis as intangible assets acquired separately.
The Group has not capitalized any development cost during the years presented.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value.
Costs of inventories are determined on a weighted average method and comprise all costs of purchase, costs of conversion and other costs incurred in bring the inventories to their present location and condition.
Net realizable value represents the estimated selling price for inventories in the ordinary course of business less all estimated costs of completion and costs necessary to make the sale.
When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Financial instruments

Financial instruments
Financial assets and financial liabilities are recognised when a group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognised and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.
Financial assets and financial liabilities are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (“FVTPL”) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognised immediately in profit or loss.
The effective interest method is a method of calculating the amortised cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets
Classification and subsequent measurement of financial assets (upon application of IFRS 9)
Financial assets that meet the following conditions are subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at fair value through profit or loss (“FVTPL”).
A financial asset is classified as held for trading if:

•	it has been acquired principally for the purpose of selling in the near term; or

•	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
In addition, the Group may irrevocably designate a financial asset that are required to be measured at the amortized cost as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

(i)	Amortized cost and interest income
Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit impaired.

(ii)	Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other gains and losses” line item.
Impairment of financial assets (upon application of IFRS 9 on January 1, 2018)
The Group recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, bank deposits and bank balances). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
General approach
ECLs are recognized in two measurement bases. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 —	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 —
Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 —
Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach
For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Impairment of financial assets (prior to January 1, 2018)
The Group assesses at the end of each reporting period whether there is any objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that occurred after the initial recognition of the asset have an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganisation and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.
Financial assets carried at amortized cost
For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.
The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate (i.e., the effective interest rate computed at initial recognition).
The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss. Interest income continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realised or has been transferred to the Group.
If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off
is later recovered, the recovery is credited to other expenses in the statement of profit or loss.

Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity instruments
Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Interest expense is recognized on an effective interest basis.
Financial liabilities
Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. They are subsequently stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.
Trade and other payables are initially recognized at fair value. Theys are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.
Derecognition
The Group derecognizes a financial liability when, and only when, the Group’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Impairment of non-financial assets
Impairment of
non-financial
assets
Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

–	property, plant and equipment

–	prepaid lease payments; and

–	intangible assets.
If any such indication exists, the recoverable amount of the asset is estimated. In addition, for intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.
The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).
An impairment loss is recognized in profit or loss whenever the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).
An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.
A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Provisions and contingent liabilities
Provisions and contingent liabilities
Provisions are recognized for liabilities of uncertain timing or amount when the Group or the Company has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Earnings (Loss) per share
Earnings (Loss) per share
Basic earnings (loss) per share are calculated by dividing profit (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the years.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

Anti-dilutive potential ordinary shares are not considered in the calculation of the diluted earnings per share. Potential ordinary shares are anti-dilutive when the conversion of ordinary shares increases the earnings per share or decreases the net losses per share.

Translation into United States dollar
Translation into United States dollar
The consolidated financial statements of the Group are stated in RMB. The translation of RMB amounts as of and for the year ended December 31, 2019 into US$ is included solely for the convenience of readers and was made at the rate of RMB6.9618 to US$1.00, which was based on the noon buying rate on December 31, 2019 in The City of New York cable transfers of RMB as certified for customers purposes by the Federal Reserve Bank of New York. Such translations should not be construed as representation that RMB amounts could be converted, realized or settled into US$ at the rate stated above or at any other rate.

Segment reporting
Segment reporting
Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s chief operating decision maker for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.
Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.